Segment Reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Revenue	$ 19,849	$ 21,938	$ 48,089
Cost of sales	13,247	17,138	44,662
Gross profit	6,602	4,800	3,427
Operating income (expenses):
Exploration expenses	(2,303)	(2,608)	(2,744)
Administrative expenses	(5,611)	(11,044)	(10,951)
Depreciation expense		(466)
Impairment of mineral properties	0	(1,996)	0
Share-based payments expense	(382)	(127)	(190)
Interest expense	(2,100)	(2,131)	(1,367)
Total operating expense:	(10,396)	(17,906)	(15,252)
Other income/(expenses)
Interest income	125	191	122
Gain/(loss) on foreign exchange	(785)	481	(14,404)
Gain on hyperinflationary net monetary position	0	0	4,448
Accretion expense	(13)	(35)	0
Other expenses	2,155	0	1,500
Total other income/(expenses)	1,482	637	(8,334)
Income/(loss) – before income taxes	(2,312)	(12,469)	(20,159)
Income tax/(benefit)	(2,069)	115	2,569
Net income/(loss)	(4,381)	(12,354)	(17,590)
Lomada Project
IfrsStatementLineItems [Line Items]
Revenue	6,482	4,750	0
Cost of sales	(4,391)	(3,765)	(1,666)
Gross profit	2,091	985	(1,666)
Operating income (expenses):
Exploration expenses	0	0	0
Administrative expenses	0	(2,860)	(681)
Depreciation expense	0	0
Impairment of mineral properties		0
Share-based payments expense	0	0	0
Interest expense	0	0	0
Total operating expense:	0	(2,860)	(681)
Other income/(expenses)
Interest income	0	0	0
Gain/(loss) on foreign exchange	0	0	0
Gain on hyperinflationary net monetary position			0
Accretion expense	(6)	(7)
Other expenses	0		0
Total other income/(expenses)	(6)	(7)	0
Income/(loss) – before income taxes	2,085	(1,882)	(2,347)
Income tax/(benefit)	0	0	0
Net income/(loss)	2,085	(1,882)	(2,347)
Cap-Oeste Project
IfrsStatementLineItems [Line Items]
Revenue	12,417	14,903	48,089
Cost of sales	(6,589)	(11,828)	(42,996)
Gross profit	5,828	3,075	5,093
Operating income (expenses):
Exploration expenses	0	0	0
Administrative expenses	(495)	(596)	(2,388)
Depreciation expense	0	0
Impairment of mineral properties		0
Share-based payments expense	0	0	0
Interest expense	0	0	0
Total operating expense:	(495)	(596)	(2,388)
Other income/(expenses)
Interest income	0	0	0
Gain/(loss) on foreign exchange	0	0	0
Gain on hyperinflationary net monetary position			0
Accretion expense	(3)	(12)
Other expenses	0		0
Total other income/(expenses)	(3)	(12)	0
Income/(loss) – before income taxes	5,330	2,467	2,705
Income tax/(benefit)	0	0	0
Net income/(loss)	5,330	2,467	2,705
Calcatreu Project
IfrsStatementLineItems [Line Items]
Revenue	0	0
Cost of sales	0	0
Gross profit	0	0
Operating income (expenses):
Exploration expenses	(884)	(1,300)
Administrative expenses	(217)	(279)
Depreciation expense	(18)	(17)
Impairment of mineral properties		0
Share-based payments expense	0	0
Interest expense	(1)	0
Total operating expense:	(1,120)	(1,596)
Other income/(expenses)
Interest income	1	34
Gain/(loss) on foreign exchange	713	(10)
Accretion expense	0	0
Other expenses	(297)
Total other income/(expenses)	417	24
Income/(loss) – before income taxes	(703)	(1,572)
Income tax/(benefit)	138	(869)
Net income/(loss)	(565)	(2,441)
Martha and La Josefina Projects
IfrsStatementLineItems [Line Items]
Revenue	950	2,285
Cost of sales	(2,267)	(1,545)
Gross profit	(1,317)	740
Operating income (expenses):
Exploration expenses	(83)	(321)
Administrative expenses	0	(871)
Depreciation expense	0	(115)
Impairment of mineral properties		0
Share-based payments expense	0	0
Interest expense	0	0
Total operating expense:	(83)	(1,307)
Other income/(expenses)
Interest income	0	0
Gain/(loss) on foreign exchange	0	1,714
Accretion expense	(4)	(16)
Other expenses	0
Total other income/(expenses)	(4)	1,698
Income/(loss) – before income taxes	(1,404)	1,131
Income tax/(benefit)	0	(2,030)
Net income/(loss)	(1,404)	(899)
Argentina Uruguay and Chile
IfrsStatementLineItems [Line Items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Operating income (expenses):
Exploration expenses	(1,336)	(987)	(2,744)
Administrative expenses	(2,946)	(4,232)	(6,890)
Depreciation expense	(338)	(234)
Impairment of mineral properties		0
Share-based payments expense	0	0	0
Interest expense	(318)	(765)	(977)
Total operating expense:	(4,938)	(6,218)	(10,611)
Other income/(expenses)
Interest income	124	157	122
Gain/(loss) on foreign exchange	(1,159)	(1,082)	(13,817)
Gain on hyperinflationary net monetary position			4,448
Accretion expense	0	0
Other expenses	2,452		0
Total other income/(expenses)	1,417	(925)	(9,247)
Income/(loss) – before income taxes	(3,521)	(7,143)	(19,858)
Income tax/(benefit)	(2,207)	3,014	2,569
Net income/(loss)	(5,728)	(4,129)	(17,289)
UK
IfrsStatementLineItems [Line Items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Operating income (expenses):
Exploration expenses	0	0	0
Administrative expenses	(212)	(1,433)	(992)
Depreciation expense	(100)	(100)
Impairment of mineral properties		(1,996)
Share-based payments expense	0	(40)	(190)
Interest expense	(610)	(782)	(390)
Total operating expense:	(922)	(4,351)	(1,572)
Other income/(expenses)
Interest income	0	0	0
Gain/(loss) on foreign exchange	(369)	(467)	(587)
Gain on hyperinflationary net monetary position			0
Accretion expense	0	0
Other expenses	0		0
Total other income/(expenses)	(369)	(467)	(587)
Income/(loss) – before income taxes	(1,291)	(4,818)	(2,159)
Income tax/(benefit)	0	0
Net income/(loss)	(1,291)	(4,818)	(2,159)
North America
IfrsStatementLineItems [Line Items]
Revenue	0	0
Cost of sales	0	0
Gross profit	0	0
Operating income (expenses):
Exploration expenses	0	0
Administrative expenses	(1,285)	(307)
Depreciation expense	0	0
Share-based payments expense	(382)	(87)
Interest expense	(1,171)	(584)
Total operating expense:	(2,838)	(978)
Other income/(expenses)
Interest income	0	0
Gain/(loss) on foreign exchange	30	326
Accretion expense	0	0
Other expenses	0
Total other income/(expenses)	30	326
Income/(loss) – before income taxes	(2,808)	(652)
Income tax/(benefit)	0	0
Net income/(loss)	$ (2,808)	$ (652)
COSE Project
IfrsStatementLineItems [Line Items]
Revenue			0
Cost of sales			0
Gross profit			0
Operating income (expenses):
Exploration expenses			0
Administrative expenses			0
Share-based payments expense			0
Interest expense			0
Total operating expense:			0
Other income/(expenses)
Interest income			0
Gain/(loss) on foreign exchange			0
Gain on hyperinflationary net monetary position			0
Other expenses			1,500
Total other income/(expenses)			1,500
Income/(loss) – before income taxes			1,500
Income tax/(benefit)			0
Net income/(loss)			$ 1,500